Allowance for Credit Losses (Details) (USD $) In Millions	6 Months Ended			6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Jun. 30, 2011 Allowance for Loans and Leases Receivable [Member]	Jun. 30, 2010 Allowance for Loans and Leases Receivable [Member]	Jun. 30, 2011 Allowance for Loans and Leases Receivable [Member] Wholesale	Jun. 30, 2010 Allowance for Loans and Leases Receivable [Member] Wholesale	Jun. 30, 2011 Allowance for Loans and Leases Receivable [Member] Consumer Portfolio Segment [Member]	Jun. 30, 2010 Allowance for Loans and Leases Receivable [Member] Consumer Portfolio Segment [Member]	Jun. 30, 2011 Allowance for Loans and Leases Receivable [Member] Credit Card	Jun. 30, 2010 Allowance for Loans and Leases Receivable [Member] Credit Card	Jun. 30, 2011 Impaired collateral dependent loans [Member]	Jun. 30, 2010 Impaired collateral dependent loans [Member]	Jun. 30, 2011 Impaired collateral dependent loans [Member] Wholesale	Jun. 30, 2010 Impaired collateral dependent loans [Member] Wholesale	Jun. 30, 2011 Impaired collateral dependent loans [Member] Consumer Portfolio Segment [Member]	Jun. 30, 2010 Impaired collateral dependent loans [Member] Consumer Portfolio Segment [Member]	Jun. 30, 2011 Impaired collateral dependent loans [Member] Credit Card	Jun. 30, 2010 Impaired collateral dependent loans [Member] Credit Card	Jun. 30, 2011 Wholesale	Jun. 30, 2010 Wholesale	Jun. 30, 2011 Consumer Portfolio Segment [Member]	Jun. 30, 2010 Consumer Portfolio Segment [Member]	Jun. 30, 2011 Credit Card	Jun. 30, 2010 Credit Card	Dec. 31, 2009 V I E Program Type Three [Member]	Dec. 31, 2009 Firm Sponsored Credit Card Securitization Trusts [Member]	Dec. 31, 2009 Firm Administered Multi Seller Conduits Member
Allowance for loan losses [Abstract]
Allowance for loan losses at January 1	$ 32,266	$ 31,602																		$ 4,761	$ 7,145	$ 16,471	$ 14,785	$ 11,034	$ 9,672
Cumulative effect of changes in accounting principles				0	7,494	0	14	0	127	0	7,353
Gross charge-offs	7,966	14,652										112	524	59	297	53	227	0	0	387	1,278	2,817	4,429	4,762	8,945
Gross (recoveries)	(1,143)	(1,028)																		(142)	(88)	(275)	(228)	(726)	(712)
Net charge-offs	6,823	13,624																		245	1,190	2,542	4,201	4,036	8,233
Provision for loan losses	3,068	10,371																		(414)	(812)	2,446	5,450	1,036	5,733
Other	9	(7)																		(11)	(9)	12	3	8	(1)
Ending balance at March 31	28,520	35,836																		4,091	5,148	16,387	16,164	8,042	14,524
Allowance for loan losses by impairment methodology:
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	5,249	7,261																		749	1,324	1,049	1,091	3,451	4,846
Formula-based	18,330	25,764																		3,342	3,824	10,397	12,262	4,591	9,678
Purchased Credit Impaired	4,941	2,811																		0	0	4,941	2,811	0	0
Total allowance for loan losses	28,520	35,836																		4,091	5,148	16,387	16,164	8,042	14,524
Loans by impairment methodology:
Asset-specific	19,722	21,976																		3,380	5,661	7,858	5,428	8,484	10,887
Formula-based	596,146	596,239																		240,790	207,232	238,317	256,900	117,039	132,107
Purchased credit-impaired	69,048	76,995																		54	94	68,994	76,901	0	0
Total retained loans	684,916	695,210	685,498																	244,224	212,987	315,169	339,229	125,523	142,994
Loans And Leases Receivable Impaired Collateral Dependent Loans At Fair Value	2,007	2,865																		1,144	2,064	863	801	0	0
Cumulative effect of change in accounting principles on the Allowance for loan losses																										127	7,400	14
Asset-specific consumer excluding credit card allowance for loan losses included in troubled-debt restructurings	$ 962	$ 946